TRANSAMERICA VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS Sections 401(a),

401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

440 Mamaroneck Avenue, Harrison, New York 10528; (800) 755-5801

Updating Summary Prospectus

May 1, 2025

This Updating Summary Prospectus summarizes certain key features of the Transamerica Variable Funds variable annuity contract. The Updating Summary Prospectus also provides a summary of contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the contract online at trs.retire.com. You can also obtain this information at no cost by calling (800) 851-9777.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SPECIAL TERMS

Contracts: the group variable annuity contracts offered by TFLIC to Contractholders, as described in this Prospectus.

Fixed Annuity: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a Separate Account.

Participant: an employee participating under a Contract issued to or adopted by his/her employer or an individual participating under a Contract issued to an IRA Contractholder.

Plan: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein from amounts contributed by the Plan sponsor or by Plan participants.

Purchase Payment: the amount contributed and remitted to TFLIC on behalf of a Participant.

Portfolio Company(ies): collectively or individually, the Transamerica Funds and Calvert Series in which the Subaccounts invest. Also referred to as an Underlying Investment(s).

Separate Account: an account established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount: A subdivision of the Separate Account that invests exclusively in shares of one portfolio company.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Contract features that have changed since the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

Summary of Recent Contract Changes:

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since you entered into your Contract.

• For changes in the names of certain portfolio companies and/or Advisers/Subadvisors please refer to Appendix: Investment Options Available Under The Contract.

• For updated portfolio company expense information please refer to “Important Information You Should Consider About This Contract” and Appendix: Investment Options Available Under The Contract.

• For updated portfolio company performance information please refer to Appendix: Investment Options Available Under The Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in Prospectus
Are There Charges for Early Withdrawals?	No fee is charged by the contract for redemption.
Are There Transaction Charges?	None			Transfers
Are There Ongoing Fees and Expenses (annual charges)?	Transamerica Variable Funds: The table below describes the fees and expenses that you may pay each year, for your contract depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year
	based on the options you have elected.			Annuity Contract Fee Tables And Expense Examples Annual Contract Charges Annuity Contract Fee Tables And Expense Examples: Transamerica Variable Funds
	Annual Fee	Minimum	Maximum
	Base Contract	1.10%	1.25%
	Annual Contract Fee [1]	None	$50
	Investment options[2] (portfolio company fees and expenses)	0.33%	1.02%
	Optional Benefit Expenses	None

[1]  TFLIC does not currently assess an Annual Contract fee.

[2]  As a percentage of portfolio company assets

To help you understand the cost of owning your Transamerica Variable Funds contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the contract.

	Lowest Annual Cost Estimate: $1,446	Highest Annual Cost Estimate: $2,301
	Assumes: • Investment of $100,000 • 5% annual return • Least expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers or withdrawals.	Assumes: • Investment of $100,000 • 5% annual return • Most expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers or withdrawals

RISKS		Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes, You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.

Principal Risks of Investing in the Contract Federal Income Tax Status
What Are the Risks Associated with Investment Choices?

• An investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the subaccounts options that you choose.

• Each subaccount has its own unique risks.

You should review the subaccounts carefully before making an investment decision.

Prospectus of each Portfolio Company Appendix- Investment Options Available under Your Contract
What are the Risks Related to the Insurance Company?

• An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.

• More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting trsretire.com or calling toll-free [(800) 755-5801].

Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?	We reserve the right to remove or substitute the Portfolio Companies that are available as investment options under the Contract.	Rights Reserved by TFLIC
Are There Optional Benefits?	Not available
TAXES		Location in Prospectus
What Are the Policy’s Tax Implications?

• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

• If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Federal Income Tax Status
CONFLICT OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.	Distribution of the Contracts
Should I Exchange My Policy?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only	Federal Income Tax Status

exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

APPENDIX- INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of current portfolio companies available under the contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of portfolio companies that are available in your plan.

More information about each Portfolio Company is available in its prospectuses. The prospectuses. which may be amended from time to time and can be found online at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at 1-(800) 755-5801.

The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Fund Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Years	10 Years
Fund Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica Government Money Market*-Class I3[1] Sub-Adviser: BlackRock Investment Management, LLC	0.33%	3.90%	1.65%	0.96%
Fund Objective: Seeks to achieve maximum total return.	Transamerica Core Bond-Class I3[2] Sub-Adviser: Aegon USA Investment Management, LLC	0.42%	0.29%	-1.20%	0.46%
Fund Objective: Seeks a high level of current income by investing in high-yield debt securities.	Transamerica High Yield Bond-Class I3[3] Sub-Adviser: Aegon USA Investment Management, LLC	0.61%	6.54%	2.03%	3.33%
Fund Objective: Seeks maximum real return, consistent with appreciation of capital.	Transamerica Inflation Opportunities-Class I3[9] Sub-Adviser: PineBridge Investments LLC	0.52%	1.19%	N/A	N/A
Fund Objective: Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.	Transamerica Short Term Bond-Class I3[10] Sub-Adviser: Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc.	0.42%	4.05%	N/A	N/A
Fund Objective: Seeks to provide a high total investment return.	Transamerica Balanced II-Class I3[4] Sub-Adviser: Aegon USA Investment Management, LLC	0.62%	13.69%	7.98%	7.37%
Fund Objective: Seeks to provide long-term capital appreciation.	Transamerica Large Value Opportunities-Class I3[5] Sub-Adviser: PineBridge Investments LLC	0.50%	17.60%	8.43%	7.27%
Fund Objective: Seeks to provide capital appreciation.	Transamerica Large Core ESG-Class I3[6]Sub-Adviser: PineBridge Investments LLC	0.54%	21.33%	12.86%	10.54%

Fund Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Years	10 Years
Fund Objective: Seeks long-term capital appreciation.	Transamerica Small Cap Growth-Class I3[11] Sub-Adviser: Ranger Investment Management, LP	1.02%	4.97%	N/A	N/A
Fund Objective: Seeks to maximize long-term growth.	Transamerica Large Growth-Class I3[7] Sub-Adviser: Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	0.71%	35.94%	14.03%	13.63%
Fund Objective: Seeks long-term capital appreciation.	Transamerica Small Cap Value-Class I3[11,12] Sub-Adviser: Systematic Financial Management, L.P	0.89%	11.36%	N/A	N/A
Fund Objective: Seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica International Equity-Class I3[8] Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.76%	2.52%	3.47%	3.44%
Fund Objective: Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio-Class I Adviser: Calvert Research and Management	0.64%	18.32%	8.23%	7.26%
*Government Money Market: The 7-Day Yield was 3.37% as of December 31, 2024. The 7-Day Effective Yield was 3.43% as of December 31, 2024.

(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Institutional Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(3) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(4) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(5) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Institutional Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(6) Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG and the fund’s investment strategy was revised to include an ESG overlay. Total returns calculated for the period from March 10, 2017 to February 28, 2023 reflect the performance of the Transamerica Large Core. Total returns calculated for periods prior to March 17, 2017 reflect the performance of the Transamerica Partners Institutional Large Core Portfolio.

(7) Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Institutional Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(8) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(9) Transamerica Inflation Opportunities, was added effective October 27, 2023 and as of December 31, 2024 does not have five or ten year annualized total returns .
(10) Transamerica Short Term Bond was added effective December 12, 2022 and as of December 31, 2024, does not have five or ten year annualized total returns.
(11) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2024, do not have five or ten year annualized total returns.
(12) Effective on or about August 30, 2024, the subadviser for Transamerica Small Cap Value changed from Peregrine Capital Management, LLC to Systematic Financial Management, L.P.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

HOW TO FIND ADDITIONAL INFORMATION ABOUT YOUR CONTRACT

The Prospectus and Statement of Additional Information (“SAI”) include additional information about us and the Separate Account. The Prospectus and SAI, which have the same effective date as this summary prospectus, are incorporated by reference as amended or supplemented.

The Prospectus and SAI is available, without charge, upon request by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing us at our mailing address at Transamerica , 6400 C Street SW, Cedar Rapids, IA 52499-0001.

Reports and other information about us and the Separate Account are available on the SEC’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR contract identifier No. is # C0000916943